COMMITMENTS AND CONTINGENT LIABILITIES (Asbestos-Related Matters of Union Carbide Corporation) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2002
Loss Contingencies [Line Items]
Asbestos-related charge		$ 0	$ 0	$ 1,113
Corporate Segment [Member]
Loss Contingencies [Line Items]
Asbestos-related charge				1,113
Union Carbide Corporation | Asbestos Related Matters
Loss Contingencies [Line Items]
Liability for asbestos-related pending and future claims		$ 1,260	$ 1,369
Percentage of recorded asbestos liability related to pending claims		16.00%	16.00%
Percentage of recorded asbestos liability related to future claims		84.00%	84.00%
Union Carbide Corporation | Asbestos Related Matters, Pending and Future Claims
Loss Contingencies [Line Items]
Liability for asbestos-related pending and future claims					$ 2,200
Union Carbide Corporation | Asbestos Related Matters, Pending and Future Claims | Corporate Segment [Member]
Loss Contingencies [Line Items]
Asbestos-related charge	$ 104
Union Carbide Corporation | Asbestos Related Matters, Pending and Future Claims | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss	502			502
Union Carbide Corporation | Asbestos Related Matters, Pending and Future Claims | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss	565			565
Union Carbide Corporation | Asbestos Related Matters, Defense and Processing Costs | Corporate Segment [Member]
Loss Contingencies [Line Items]
Asbestos-related charge	1,009
Union Carbide Corporation | Asbestos Related Matters, Defense and Processing Costs | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss	1,009			1,009
Union Carbide Corporation | Asbestos Related Matters, Defense and Processing Costs | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss	$ 1,081			$ 1,081